Other Long Term Assets	12 Months Ended
Dec. 31, 2025
Other Long Term Assets [Abstract]
OTHER LONG TERM ASSETS	NOTE 6:- OTHER LONG TERM ASSETS
	December 31,
	2025	2024

Prepaid expenses	$108	$162
Other	$20	$15

	$128	$177